Contingencies - Narrative (Details) $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) loan request	Mar. 31, 2015 loan
Commitments and Contingencies Disclosure [Abstract]
Finance receivables reserve for sales recourse obligations | $	$ 15
Financing Receivable Loans Reaching Defined Delinquency Limits Repurchased under Loan Sale Agreement Number | loan	0	0
Number of unresolved recourse requests | request	0